Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	92-1008893
Plan number	001
Total Investments	$ 928,207,142
Participant Loan Funds, Cost	0
Participant Loan Funds, Current value	24,464,916
Asset held for investment	$ 952,672,058
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant Loan Funds, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant Loan Funds, interest rate	10.00%
Common stocks
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	881,834	876,076
Investment, Identifier [Axis]: Collective Trust Funds | GW&K Small/Mid Cap Core I Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	739,753
Total Investments	$ 20,262,898
Investment, Identifier [Axis]: Collective Trust Funds | Loomis Sayles Core Plus Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	424,531
Total Investments	$ 7,420,800
Investment, Identifier [Axis]: Collective Trust Funds | T. Rowe Price Retirement 2010 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	103,980
Total Investments	$ 2,598,456
Investment, Identifier [Axis]: Collective Trust Funds | T. Rowe Price Retirement 2015 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	168,995
Total Investments	$ 4,633,832
Investment, Identifier [Axis]: Collective Trust Funds | T. Rowe Price Retirement 2020 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	583,170
Total Investments	$ 17,454,288
Investment, Identifier [Axis]: Collective Trust Funds | T. Rowe Price Retirement 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	1,228,419
Total Investments	$ 40,353,553
Investment, Identifier [Axis]: Collective Trust Funds | T. Rowe Price Retirement 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	1,501,679
Total Investments	$ 54,465,914
Investment, Identifier [Axis]: Collective Trust Funds | T. Rowe Price Retirement 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	1,178,935
Total Investments	$ 46,909,827
Investment, Identifier [Axis]: Collective Trust Funds | T. Rowe Price Retirement 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	1,195,084
Total Investments	$ 51,030,074
Investment, Identifier [Axis]: Collective Trust Funds | T. Rowe Price Retirement 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	1,397,004
Total Investments	$ 62,096,821
Investment, Identifier [Axis]: Collective Trust Funds | T. Rowe Price Retirement 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	727,313
Total Investments	$ 32,554,544
Investment, Identifier [Axis]: Collective Trust Funds | T. Rowe Price Retirement 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	808,248
Total Investments	$ 36,217,601
Investment, Identifier [Axis]: Collective Trust Funds | T. Rowe Price Retirement 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	739,007
Total Investments	$ 21,187,331
Investment, Identifier [Axis]: Collective Trust Funds | T. Rowe Price Retirement 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	351,367
Total Investments	$ 6,300,018
Investment, Identifier [Axis]: Collective Trust Funds | T. Rowe Price Retirement Balanced Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	107,970
Total Investments	$ 2,454,148
Investment, Identifier [Axis]: Fully Benefit-Responsive Investment Contract | New York Life Insurance Anchor Account
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	55,863,527
Total Investments	$ 55,863,527
Investment, Identifier [Axis]: Knife River Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	881,834
Total Investments	$ 62,037,055
Investment, Identifier [Axis]: Mutual Funds | American Funds - EuroPacific Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	318,974
Total Investments	$ 19,323,454
Investment, Identifier [Axis]: Mutual Funds | BlackRock Inflation Protected Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	487,395
Total Investments	$ 4,781,347
Investment, Identifier [Axis]: Mutual Funds | DFA International Value Portfolio Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	661,098
Total Investments	$ 18,900,806
Investment, Identifier [Axis]: Mutual Funds | Dodge & Cox Balanced Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	4,190,810
Total Investments	$ 56,575,932
Investment, Identifier [Axis]: Mutual Funds | Fidelity 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	418,040
Total Investments	$ 99,376,462
Investment, Identifier [Axis]: Mutual Funds | Fidelity Extended Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	349,756
Total Investments	$ 35,209,911
Investment, Identifier [Axis]: Mutual Funds | Fidelity Total International Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	545,530
Total Investments	$ 9,448,588
Investment, Identifier [Axis]: Mutual Funds | Fidelity US Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	2,700,443
Total Investments	$ 28,516,679
Investment, Identifier [Axis]: Mutual Funds | Principal Diversified Real Asset Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	59,611
Total Investments	$ 729,048
Investment, Identifier [Axis]: Mutual Funds | T. Rowe Price Institutional Large Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	1,031,970
Total Investments	$ 87,686,499
Investment, Identifier [Axis]: Mutual Funds | T. Rowe Price U.S. Equity Research Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	650,308
Total Investments	$ 43,817,729